Restricted Net Assets (Details) - Company's subsidiaries, VIEs and subsidiaries of VIEs incorporated in PRC - CNY (¥) ¥ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Restricted Net Assets
Portion of after-tax profit to be allocated to general reserve fund under PRC law (as a percent)	10.00%
Required general reserve/registered capital ratio to de-force compulsory net profit allocation to general reserve (as a percent)	50.00%
Restricted net assets	¥ 470.6	¥ 424.8
Minimum
Restricted Net Assets
Percentage of restricted net assets	25.00%